Shareholder Report, Average Annual Return (Details) 192628_FundX Conservative ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
FundX Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FundX Conservative ETF (at NAV)
Average Annual Return, Percent	8.41%	7.30%	7.51%
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500 TR and Bloomberg Aggregate Bond Index
Average Annual Return, Percent	11.67%	9.62%	9.99%